Provisions - Summary of Provisions (Detail) - Sales returns and allowances [member] $ in Millions	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of other provisions [line items]
Balance, beginning of year	$ 18,037.8
Provision	44,833.6
Payment	(48,884.7)
Effect of exchange rate changes	(24.9)
Balance, end of year	$ 13,961.8